INCOME TAX (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014	Aug. 04, 2014 USD ($)	Aug. 04, 2014 ILS (₪)
Income Taxes [Line Items]
Minimum percentage of annual income which is derived from export considered for application of reduced corporate tax rate	25.00%
Tax rate applicable to the Company	25.00%	26.50%	26.50%
Income tax liability for prior year tax assessments				$ 10,500,000
Reduction in tax rate applicable from 2016 and thereafter	1.50%
Tax rate applicable from 2016 and thereafter	25.00%
US [Member]
Income Taxes [Line Items]
Carry forward tax losses	$ 3,600,000
Carry forward tax losses, expiration	Dec. 31, 2022
IL [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments | ₪					₪ 36,000,000
Scenario Actual [Member] | Corporate Tax Rate Year Twenty Twelve [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	25.00%
Tax rate on capital gains	25.00%
Tax rate applicable to betterment	25.00%
Preferred Company [Member] | Scenario One [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	16.00%
Preferred Company [Member] | Scenario One [Member] | Corporate Tax Rate Year Twenty Fourteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	26.50%	9.00%
Preferred Company [Member] | Scenario One [Member] | Corporate Tax Rate Year Twenty Thirteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	25.00%
Preferred Company [Member] | Scenario One [Member] | Corporate Tax Rate Year Twenty Sixteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	15.00%
Preferred Company [Member] | Scenario One [Member] | Maximum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	9.00%
Preferred Company [Member] | Scenario One [Member] | Minimum [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	7.50%
Preferred Company [Member] | Scenario Three [Member] | Corporate Tax Rate Year Twenty Fourteen [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company		16.00%